Inventories, net	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net

6.    Inventories, net

Inventories consist of the following:

	As of December 31,
	2020	2021
Raw materials	29,472	55,845
Work in process	3,513	3,359
Finished goods	10,043	5,958
Low value consumables and spare parts	117	145
Less: inventory write-downs	(878)	(2,725)
Total inventories, net	42,267	62,582

The Group recorded inventory write-downs of US$291, US$539, and US$1,806 for the years ended December 31, 2019,2020 and 2021, respectively.